Note 11 - Subsequent Events	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Subsequent Events [Text Block]
11 .	Subsequent Event s

On
February 21, 2020
the company entered an agreement with an investment banking firm.  A portion of the retainer fee was paid via the issuance of
75,000
5
-year warrants.  The fair market value of the warrants issued of approximately
$148,000
will be capitalized and charged against future proceeds.